Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2024 and 2023, accounts receivable consisted of the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$77,853	$81,990
Less: allowance for expected credit losses	(779)	(820)
Accounts receivables, net	$77,074	$81,170

For the years ended December 31, 2024, 2023 and 2022, the movement of allowance for expected credit losses is as the following:

	For the Years Ended December 31,
	2024	2023	2022
Opening balance	$820	$1,006	$635
(Reversal of provision) provision for expected credit losses	(20)	(167)	440
Foreign exchange adjustment	(21)	(19)	(69)
Ending balance	$779	$820	$1,006